Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Expenses
Accounts payable	$ 105,194,402	$ 79,237,323	$ 70,603,562
Employee related accruals	9,002,909	12,319,746	9,142,347
Self insurance reserves		1,166,014	1,304,335
Accrued interest	4,672,868	4,021,660	404,015
Other		5,983,350	4,104,160
Accounts payable and accrued expenses	$ 136,071,887	$ 102,728,093	$ 85,558,419